OTHER LIABILITIES (Details Narrative) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Other Liabilities
Financial liabilities	R$ 1,003,263	R$ 977,027
Amount of leases	3,471,865	3,329,764
Maturity of the leases	625,974	828,633
Expenses of depreciation	745,280	725,690
Interest and similar expenses	804,378	462,399
Foreign exchange variation	18,254	15,057
Short-term contracts	R$ 386	R$ 1,440